Commitments and Contingencies - Additional Information (Detail)	1 Months Ended			12 Months Ended
	May 31, 2017 USD ($) ft²	Apr. 30, 2017 USD ($) ft²	Oct. 31, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments And Contingencies [Line Items]
Base rent payable				$ 1,246,550
Remaining contract costs				$ 1,713,000
Crestwood, Kentucky [Member]
Commitments And Contingencies [Line Items]
Lease expiration date				Jul. 31, 2018
Cambridge, Massachusetts [Member]
Commitments And Contingencies [Line Items]
Lease expiration date			Oct. 31, 2018
Waltham, Massachusetts [Member]
Commitments And Contingencies [Line Items]
Office space lease term		60 months
Area of operating lease | ft²		6,126
Initial monthly lease payments per month		$ 17,612
Base rent payable		$ 1,117,995
San Francisco, California [Member]
Commitments And Contingencies [Line Items]
Office space lease term	24 months
Area of operating lease | ft²	1,872
Initial monthly lease payments per month	$ 7,800
Base rent payable	$ 182,208
Lease expense				$ 351,468	$ 117,222	$ 81,521